Cambria Chesapeake Pure Trend ETF
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 69.1%	Shares	Value
Aerospace & Defense - 8.6%
Lockheed Martin Corp. (a)	2,186	$1,277,848
Northrop Grumman Corp.	1,437	758,837
		2,036,685

Auto Manufacturers - 0.9%
Tesla, Inc. (b)	843	220,554

Beverages - 3.2%
Keurig Dr Pepper, Inc.	20,155	755,409

Chemicals - 2.3%
Air Products and Chemicals, Inc.	1,824	543,078

Commercial Services - 4.0%
Automatic Data Processing, Inc.	3,450	954,719

Computers - 4.6%
Apple, Inc.	3,086	719,038
Fortinet, Inc. (b)	4,750	368,362
		1,087,400

Electric - 2.8%
Sempra	8,020	670,713

Electronics - 4.0%
Honeywell International, Inc.	4,531	936,603

Food - 3.3%
General Mills, Inc.	10,450	771,733

Healthcare Services - 2.2%
UnitedHealth Group, Inc.	883	516,272

Home Furnishings - 1.0%
Sony Group Corp. - ADR	2,530	244,322

Machinery - Diversified - 2.2%
Cactus, Inc. - Class A	8,666	517,100

Mining - 4.0%
Newmont Corp.	8,591	459,189
Rio Tinto PLC - ADR	6,727	478,761
		937,950

Oil & Gas - 3.5%
Exxon Mobil Corp.	6,997	820,188

Pharmaceuticals - 5.7%
Johnson & Johnson	3,208	519,888
Pfizer, Inc.	10,115	292,728
Sanofi SA - ADR	9,420	542,875
		1,355,491

Pipelines - 2.5%
Cheniere Energy, Inc.	3,274	588,796

Retail - 3.2%
Yum! Brands, Inc.	5,417	756,809

Semiconductors - 0.4%
Microchip Technology, Inc.	1,114	89,443

Software - 7.5%
Electronic Arts, Inc.	6,626	950,434
Paychex, Inc.	6,023	808,226
		1,758,660

Telecommunications - 3.2%
Cisco Systems, Inc.	14,092	749,976
TOTAL COMMON STOCKS (Cost $15,436,336)		16,311,901

REAL ESTATE INVESTMENT TRUSTS - 8.6%
American Tower Corp.	2,659	618,377
Extra Space Storage, Inc.	3,099	558,409
Public Storage	2,354	856,550
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,785,802)		2,033,336

SHORT-TERM INVESTMENTS - 2.0%
U.S. Treasury Bills - 2.0%	Par
5.17%, 03/20/2025 (c)	$489,000	479,134
TOTAL SHORT-TERM INVESTMENTS (Cost $477,547)		479,134

TOTAL INVESTMENTS - 79.7% (Cost $17,699,685)		18,824,371
Other Assets in Excess of Liabilities - 20.3%		4,797,213
TOTAL NET ASSETS - 100.0%		$23,621,584

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	All or a portion of the security has been pledged as collateral. The total value of assets committed as collateral as of September 30, 2024 is $505,060 which represents 2.1% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is the effective yield as of September 30, 2024.

Cambria Chesapeake Pure Trend ETF
Consolidated Schedule of Securities Sold Short
September 30, 2024 (Unaudited)

COMMON STOCKS - (1.6)%	Shares	Value
Oil & Gas - (1.6)%
Chevron Corp.	(2,549)	$(375,391)
TOTAL COMMON STOCKS (Proceeds $370,117)		(375,391)

TOTAL SECURITIES SOLD SHORT - (1.6)% (Proceeds $370,117)		$(375,391)

Percentages are stated as a percent of net assets.

Cambria Chesapeake Pure Trend ETF
Consolidated Schedule of Futures Contracts
September 30, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3 Month Canadian Overnight Repo Rate Average	92	03/17/2026	$16,606,240	$35,349
3 Month Euribor	58	06/15/2026	15,880,058	26,838
3 Month Swiss Average Overnight Rate	82	09/16/2025	24,215,784	104,473
3-Month Secured Overnight Financing Rate	48	09/15/2026	11,642,400	(21,805)
Arabica Coffee	5	12/18/2024	506,719	76,193
Australian Government 10 Year Bonds	29	12/16/2024	2,341,749	(20,245)
Australian Government 3 Year Bonds	69	12/16/2024	5,130,535	(7,044)
Australian 90 Day Bank Bills	77	12/11/2025	52,988,646	8,777
Canadian 10 Year Government Bonds	23	12/18/2024	2,128,302	(2,144)
Copper	8	12/27/2024	910,600	62,663
Crude Palm Oil	15	12/13/2024	363,314	19,116
Euro BUXL 30 Year Bonds	3	12/06/2024	456,284	(3,827)
Euro-BOBL	16	12/06/2024	2,143,702	5,248
Euro-BTP Italian Government Bonds	16	12/06/2024	2,169,059	32,803
Euro-Bund	9	12/06/2024	1,355,193	(3,244)
Euro-Schatz	27	12/06/2024	3,229,532	5,635
Gold	5	12/27/2024	1,329,700	113,377
ICE 3 Month SONIA Rate	23	09/15/2026	7,448,576	(2,888)
Japanese 10 Year Government Bonds	2	12/13/2024	2,022,511	3,627
Live Cattle	14	12/31/2024	1,034,880	35,488
London Metals - Lead(a)	1	12/16/2024	52,297	(173)
London Metals - Tin(a)	4	12/16/2024	671,180	51,646
London Metals - Zinc(a)	10	12/16/2024	773,173	80,464
Long Gilt	3	12/27/2024	396,086	(3,150)
Palladium	1	12/27/2024	100,020	(6,535)
Robusta Coffee	26	11/25/2024	1,429,480	327,782
SGX Technically Specified Rubber 20	114	11/29/2024	1,232,910	118,081
Short-term Euro-BTP	56	12/06/2024	6,729,225	28,876
Silver	4	12/27/2024	629,160	24,201
Sugar #11	8	02/28/2025	201,331	(7,836)
U.S. Treasury 10 Year Notes	22	12/19/2024	2,514,188	(16,240)
U.S. Treasury 5 Year Notes	33	12/31/2024	3,626,133	(16,621)
U.S. Treasury Long Bonds	12	12/19/2024	1,490,250	(30,148)
US 3 Year Notes	22	12/31/2024	4,694,766	(13,273)
				$1,005,464
				–
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
30 Day Federal Funds Rate	(5)	02/28/2025	$2,003,806	$(11,875)
Corn No. 2 Yellow	(28)	12/13/2024	594,650	9,832
Cotton No.2	(18)	12/06/2024	662,490	(29,245)
Crude Soybean Oil	(22)	12/13/2024	571,692	15,001
Feeder Cattle	(4)	11/21/2024	489,800	(21,970)
Hard Red Winter Wheat	(21)	12/13/2024	612,937	(24,508)
ICE European Climate Exchange Emissions	(8)	12/16/2024	585,344	33,544
Lean Hogs	(20)	12/13/2024	586,200	2,393
London Metals - Lead(a)	(14)	12/16/2024	732,165	(37,795)
London Metals - Nickel(a)	(7)	12/16/2024	734,721	(58,159)
London Metals - Zinc (a)	(1)	12/16/2024	77,317	(326)
Low Sulphur Gas Oil	(4)	12/12/2024	262,600	884
Soybeans	(12)	11/14/2024	634,200	15,439
U.S. Treasury 2 Year Notes	(4)	12/31/2024	832,969	(1,702)
Wheat	(23)	12/13/2024	671,600	(56,005)
				$(164,492)
Total Unrealized Appreciation (Depreciation)				$840,972

(a)	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date.

Cambria Chesapeake Pure Trend ETF
Consolidated Schedule of Forward Currency Contracts
September 30, 2024 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
StoneX Financial, Inc.	12/18/2024	AUD	2,188,000	USD	1,496,307	$22,806
StoneX Financial, Inc.	12/18/2024	BRL	297,000	USD	54,013	16
StoneX Financial, Inc.	12/18/2024	CHF	591,000	USD	704,410	2,491
StoneX Financial, Inc.	12/18/2024	CNH	27,880,000	USD	3,995,990	13,558
StoneX Financial, Inc.	12/18/2024	CZK	20,392,000	USD	898,524	5,916
StoneX Financial, Inc.	12/18/2024	DKK	17,580,000	USD	2,616,266	26,548
StoneX Financial, Inc.	12/18/2024	EUR	1,094,000	USD	1,212,699	12,245
StoneX Financial, Inc.	12/18/2024	GBP	1,440,000	USD	1,885,824	45,306
StoneX Financial, Inc.	12/18/2024	HUF	351,706,000	USD	975,796	9,829
StoneX Financial, Inc.	12/18/2024	IDR	29,130,000,000	USD	1,927,607	(9,696)
StoneX Financial, Inc.	12/18/2024	ILS	184,000	USD	49,634	(45)
StoneX Financial, Inc.	12/18/2024	INR	7,310,000	USD	86,941	(57)
StoneX Financial, Inc.	12/18/2024	JPY	1,237,000	USD	8,702	41
StoneX Financial, Inc.	12/18/2024	KRW	1,007,632,000	USD	770,402	3,797
StoneX Financial, Inc.	12/18/2024	MXN	526,000	USD	26,437	65
StoneX Financial, Inc.	12/18/2024	NOK	6,227,000	USD	597,298	(5,857)
StoneX Financial, Inc.	12/18/2024	NZD	1,205,000	USD	763,090	3,667
StoneX Financial, Inc.	12/18/2024	PHP	31,357,000	USD	558,779	633
StoneX Financial, Inc.	12/18/2024	PLN	5,636,000	USD	1,449,812	15,597
StoneX Financial, Inc.	12/18/2024	SEK	11,083,000	USD	1,086,749	10,951
StoneX Financial, Inc.	12/18/2024	SGD	4,100,000	USD	3,161,629	49,309
StoneX Financial, Inc.	12/18/2024	THB	53,308,000	USD	1,591,284	74,255
StoneX Financial, Inc.	12/18/2024	TWD	22,346,000	USD	720,010	(9,007)
StoneX Financial, Inc.	12/18/2024	USD	1,416,109	BRL	8,035,000	(45,589)
StoneX Financial, Inc.	12/18/2024	USD	871,813	CLP	822,120,000	(43,125)
StoneX Financial, Inc.	12/18/2024	USD	1,115,832	CNH	7,871,000	(16,132)
StoneX Financial, Inc.	12/18/2024	USD	1,085,585	COP	4,688,640,000	(26,321)
StoneX Financial, Inc.	12/18/2024	USD	33,315	CZK	754,000	(126)
StoneX Financial, Inc.	12/18/2024	USD	97,389	DKK	650,000	(326)
StoneX Financial, Inc.	12/18/2024	USD	36,377	HUF	13,026,000	(127)
StoneX Financial, Inc.	12/18/2024	USD	71,832	IDR	1,095,000,000	(263)
StoneX Financial, Inc.	12/18/2024	USD	1,321,429	ILS	4,958,000	(14,804)
StoneX Financial, Inc.	12/18/2024	USD	2,338,119	INR	197,384,000	(7,923)
StoneX Financial, Inc.	12/18/2024	USD	236,686	JPY	33,368,000	824
StoneX Financial, Inc.	12/18/2024	USD	1,523,973	KRW	2,034,428,000	(39,148)
StoneX Financial, Inc.	12/18/2024	USD	695,801	MXN	14,210,000	(20,149)
StoneX Financial, Inc.	12/18/2024	USD	922,807	NOK	10,000,000	(26,993)
StoneX Financial, Inc.	12/18/2024	USD	1,146,207	PHP	64,818,000	(10,151)
StoneX Financial, Inc.	12/18/2024	USD	54,187	PLN	209,000	(155)
StoneX Financial, Inc.	12/18/2024	USD	40,458	SEK	410,000	(150)
StoneX Financial, Inc.	12/18/2024	USD	118,662	SGD	152,000	(378)
StoneX Financial, Inc.	12/18/2024	USD	61,084	THB	1,976,000	(654)
StoneX Financial, Inc.	12/18/2024	USD	2,597,681	TWD	82,666,000	(32,579)
StoneX Financial, Inc.	12/18/2024	USD	41,830	ZAR	728,000	(127)
StoneX Financial, Inc.	12/18/2024	ZAR	19,648,000	USD	1,091,731	40,679
Total Unrealized Appreciation (Depreciation)						$28,651

AUD - Australian Dollar
BRL - Brazilian Real
CHF - Swiss Franc
CLP - Chilean Peso
CNH - Chinese Offshore Renminbi
COP - Colombian Peso
CZK - Czech Republic Koruna
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
THB - Thai Baht
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand

Summary of Fair Value Exposure at September 30, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2024:

Cambria Chesapeake Pure Trend ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$16,311,901	$–	$–	$16,311,901
Real Estate Investment Trusts	2,033,336	–	–	2,033,336
U.S. Treasury Bills	–	479,134	–	479,134
Total Investments	$18,345,237	$479,134	$–	$18,824,371

Other Financial Instruments*:
Futures Contracts	$1,237,730	$–	$–	$1,237,730
Forward Currency Contracts	–	338,533	–	338,533
Total Other Financial Instruments	$1,237,730	$338,533	$–	$1,576,263

Liabilities:
Investments:
Common Stocks	$(375,391)	$–	$–	$(375,391)
Total Investments	$(375,391)	$–	$–	$(375,391)

Other Financial Instruments*:
Futures Contracts	$(396,758)	$–	$–	$(396,758)
Forward Currency Contracts	–	(309,882)	–	(309,882)
Total Other Financial Instruments	$(396,758)	$(309,882)	$–	$(706,640)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of September 30, 2024.

Refer to the Schedule of Investments for further disaggregation of investment categories.